Note 16 (Tables)	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Investments in joint ventures and associates” in the consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)

Joint ventures	2022	2021	2020
Altura Markets, S.V., S.A.	42	76	77
RCI Colombia	36	40	36
Desarrollo Metropolitanos del Sur, S.L.	—	18	17
Other	22	18	19
Subtotal	100	152	149
Associates
Divarian Propiedad, S.A.U.	—	—	567
Metrovacesa, S.A.	259	259	285
BBVA Allianz Seguros y Reaseguros, S.A.	248	254	250
Atom Holdco Ltd	132	77	64
Solaris SE	66	61	39
Cofides	31	28	25
Redsys servicios de procesamiento, S.L.	20	19	14
Servicios Electrónicos Globales S.A. de CV	23	15	11
Other	37	35	33
Subtotal	816	749	1,288
Total	916	900	1,437

Joint ventures and associates changes in the year [Table Text Block]
The following is a summary of the changes in the years ended December 31, 2022, 2021 and 2020 under this heading in the consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2022	2021	2020
Balance at the beginning		900	1,437	1,488
Acquisitions and capital increases		87	22	257
Disposals and capital reductions		(88)	(1)	(47)
Transfers and changes of consolidation method		—	(559)	(7)
Share of profit and loss	39	20	1	(39)
Exchange differences		(1)	9	(27)
Dividends, valuation adjustments and others		(2)	(9)	(188)
Balance at the end		916	900	1,437